Share-based compensation (Restricted Share Units - Narrative) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 16, 2011
Share-based compensation [Line Items]
Shares approved for grants to qualified persons					43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan	20,000,000
Restricted share units [Member] | Employees [Member]
Share-based compensation [Line Items]
Granted (in shares)		22,090,030	1,530,008	16,012,644
2011 Incentive Scheme [Member] | Parent [Member]
Share-based compensation [Line Items]
Granted (in shares)		22,090,030	1,530,008	16,012,644
2011 Incentive Scheme [Member] | Restricted share units [Member]
Share-based compensation [Line Items]
Share-based compensation (benefit)		¥ 211,189	¥ 143,350	¥ 152,205
Total unrecognized compensation expense		¥ 505,073
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 1 month 13 days
2011 Incentive Scheme [Member] | Restricted share units [Member] | Non-employee [Member] | Parent [Member]
Share-based compensation [Line Items]
Granted (in shares)		150,000